Share Based Compensation - Summary of Shares for All Plans (Detail) shares in Millions, kr in Millions	12 Months Ended
Dec. 31, 2018 SEK (kr) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Originally designated	67.9
Outstanding beginning of 2018	43.7
Awarded during 2018	0.0
Exercised/matched during 2018	11.6
Forfeited/expired during 2018	3.9
Outstanding end of 2018 1)	28.2
Compensation costs charged during 2018 (SEK million) 3) | kr	kr 644.9
2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Originally designated	21.6
Outstanding beginning of 2018	21.6
Awarded during 2018	0.0
Exercised/matched during 2018	1.5
Forfeited/expired during 2018	1.4
Outstanding end of 2018 1)	18.7
Compensation costs charged during 2018 (SEK million) 3) | kr	kr 321.7
2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Originally designated	23.5
Outstanding beginning of 2018	15.4
Awarded during 2018	0.0
Exercised/matched during 2018	3.6
Forfeited/expired during 2018	2.3
Outstanding end of 2018 1)	9.5
Compensation costs charged during 2018 (SEK million) 3) | kr	kr 260.4
2014 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Originally designated	22.8
Outstanding beginning of 2018	6.7
Awarded during 2018	0.0
Exercised/matched during 2018	6.5
Forfeited/expired during 2018	0.2
Compensation costs charged during 2018 (SEK million) 3) | kr	kr 62.8